Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation was recognized in operating expenses for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenue	43	410	(387)
Selling expenses	6,514	10,642	(475)
General and administrative expenses	87,980	40,820	(665)
Research and development expenses	421	381	(297)

	94,958	52,253	(1,824)

Share-based Payment Arrangement, Option, Activity
The following table sets forth the activities under the Company’s share options for the years ended December 31, 2019:

	Number of options	Weighted Average exercise price	Aggregate intrinsic value
			RMB
Outstanding at January 1, 2019	11,096,360	0.55
Granted	—	—
Exercised	(7,420,000)	0.56
Forfeited	(3,676,360)	0.52

Outstanding at December 31, 2019	—	—	—

Exercisable at December 31, 2019	—	—	—

Summary of Share Based Compensation Stock Options Activity Outstanding
The following table summarizes information regarding the share options outstanding as of December 31, 2021:

	As of December 31, 2021
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
				in thousand
Outstanding	36,844,725	0.1608	8.71	—
Exercisable	11,884,664	0.1709	7.97	—
Expected to vest	24,960,061	0.1560	9.07	—

Summary of Assumptions Used to Determine Fair Value of Share Options Granted
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2020	2021
Exercise price (US$)	0.1607	0.1608
Expected forfeiture rate (post-vesting)	8.30%	10.85%
Expected volatility	39.58%	40.57%
Excepted term (in years)	8.50	8.71
Expected dividend yield	0%	0%
Risk-free interest rate	0.7782%	1.4658%

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the years ended December 31, 2019, 2020 and 2021:

	Options to Employees	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2019	—	—
Granted	23,809,190	4.20
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2019	23,809,190	—

Non-vested at January 1, 2020	23,809,190	—
Granted	—	—
Vested	(7,000,739)	—
Forfeited	(3,475,844)	—

Non-vested at December 31, 2020	13,332,607	—

Non-vested at January 1, 2021	13,332,607	—
Granted	320,000	2.49
Vested	(4,925,510)	—
Forfeited	(613,553)	—

Non-vested at December 31, 2021	8,113,544	—

Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Activity
The following table summarized the Company’s activities under the Option Plan for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted Average exercise price (US$)
Outstanding at January 1, 2019	—	—
Granted	19,463,440	0.1607
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2019	19,463,440	0.1607

Vested and exercisable at December 31, 2019	—	—

Outstanding at January 1, 2020	19,463,440	0.1607
Granted	—	—
Exercised	(707,396)	0.1607
Forfeited	(2,601,993)	0.1607
Outstanding at December 31, 2020	16,154,051	0.1607

Vested and exercisable at December 31, 2020	5,004,126	0.1607

Outstanding at January 1, 2021	16,154,051	0.1607
Granted	21,631,945	0.1609
Exercised	(201,040)	0.1607
Forfeited	(740,231)	0.1607
Outstanding at December 31, 2021	36,844,725	0.1608

Vested and exercisable at December 31, 2021	11,884,664	0.1709